Consolidated Statements of Changes in Shareholders' Equity - ARS ($) $ in Millions	Share capital	Treasury shares	Inflation adjustment of share capital and treasury shares		Share premium	Additional paid-in capital from treasury shares	Legal reserve	Special reserve Resolution CNV 609/12 [2]	Other reserves		Retained earnings	Subtotal	Non-controlling interest	Cost of treasury stock	Changes in non-controlling interest	Reserve for share-based payments	Reserve for future dividends	Currency translation adjustment reserve	Hedging instruments	Special reserve	Reserve for defined contribution plans	Other reserves from subsidiaries	Revaluation surplus	Total Other reserves	Total
Beginning balance at Jun. 30, 2017	$ 575	$ 4	$ 13,532	[1]	$ 14,540	$ 74	$ 485	$ 9,401	$ 6,740	[3]	$ 32,694	$ 78,045	$ 63,941	$ 189	$ 539	$ 228	$ 1,692	$ 4,355	$ 107		$ (43)	$ 51		$ 6,740	$ 141,986
Net profit/loss for the year				[1]						[3]	21,047	21,047	12,164												33,211
Other comprehensive income / (loss) for the year				[1]					(3,362)	[3]		(3,362)	16,867					(3,272)			(247)	53	104	(3,362)	13,505
Total profit / (loss) and other comprehensive income for the year				[1]					(3,362)	[3]	21,047	17,685	29,031					(3,272)			(247)	53	104	(3,362)	46,716
Irrevocable contributions				[1]						[3]			10												10
Capitalization of contributions				[1]						[3]			17												17
Reserve for share-based payments				[1]		3			3	[3]		6	111
Dividends distribution				[1]						[3]	(3,776)	(3,776)													(3,776)
Share-based compensation														7		(4)								3
Loss of control of subsidiary				[1]					(20)	[3]	20		(16,825)											(20)	(16,825)
Repayment of dividends in subsidiaries				[1]						[3]	143	143													143
Changes in non-controlling interest				[1]					(4,443)	[3]		(4,443)	10,562		(4,443)					5,990				5,990
Dividends distribution to non-controlling interest				[1]						[3]			(3,693)												(3,693)
Assignment of results according to A.G.O				[1]					5,990	[3]	(5,990)
Ending balance at Jun. 30, 2018	575	4	13,532	[1]	14,540	77	485	9,401	4,908	[4]	44,138	87,660	83,154	(182)	(3,904)	224	1,692	1,083	107	5,990	(310)	104	104	4,908	170,814
Adjustments of previous years				[1]						[4]	(330)	(330)	(6)												(336)
Restated balance	575	4	13,532	[1]	14,540	77	485	9,401	4,908	[4]	43,808	87,330	83,148												170,478
Net profit/loss for the year				[1]						[4]	(36,610)	(36,610)	(1,761)												(38,371)
Other comprehensive income / (loss) for the year				[1]					(938)	[4]		(938)	(1,087)					(822)	(116)					(938)	(2,025)
Total profit / (loss) and other comprehensive income for the year				[1]					(938)	[4]	(36,610)	(37,548)	(2,848)					(822)	(116)					(938)	(40,396)
Capitalization of contributions				[1]						[4]
Reserve for share-based payments				[1]						[4]			64												64
Dividends distribution				[1]						[4]	(2,610)	(2,610)	(3,330)												(5,940)
Incorporation by business combination				[1]						[4]			7												7
Share-based compensation														17		(17)
Other changes in the equity of subsidiaries				[1]						[4]	28	28													28
Changes in non-controlling interest				[1]					(1,370)	[4]		(1,370)	(228)		(1,370)									(1,370)	(1,598)
Dividends distribution to non-controlling interest				[1]						[4]	41	41													41
Assignment of results according to A.G.O				[1]					65,447	[4]	(65,447)									65,447				65,447
Ending balance at Jun. 30, 2019	575	4	13,532	[5]	14,540	77	485	9,401	68,047	[4]	(60,818)	45,843	76,813	(165)	(5,274)	207	1,692	261	(9)	71,437	(310)	104	104	68,047	122,656
Adjustments of previous years				[5]						[6]	(1,306)	(1,306)	(860)												(2,166)
Restated balance	575	4	13,532	[5]	14,540	77	485	9,401	68,047	[6]	(62,124)	44,537	75,953												120,490
Net profit/loss for the year				[5]						[6]	14,249	14,249	9,482												23,731
Other comprehensive income / (loss) for the year				[5]					(985)	[6]		(985)	15,167					(874)	(357)		(81)		327	(985)	14,182
Total profit / (loss) and other comprehensive income for the year				[5]					(985)	[6]	14,249	13,264	24,649					(874)	(357)		(81)		327	(985)	37,913
Loss absorption				[5]					(60,453)	[6]	60,453									(60,453)				(60,453)
Appropriation of retained earnings approved by Shareholders meeting held														(7)		(10)								(17)
Reserve for share-based payments				[5]		17			(17)	[6]
Distribution of dividends in shares				[5]					(589)	[6]		(589)								(589)				(589)	(589)
Capitalisation of irrevocable contributions				[5]						[6]			31												31
Dividends distribution				[5]						[6]			(2,283)												(2,283)
Decrease due to loss of control (See Note 4.C)				[5]						[6]			(43,302)												(43,302)
Other changes in equity				[5]					(116)	[6]	22	(94)	251					(116)						(116)	157
Incorporation by business combination				[5]									7,443												7,443
Share-based compensation															9									9
Changes in non-controlling interest				[5]					9	[6]		9	2,786												2,795
Ending balance at Jun. 30, 2020	$ 575	$ 4	$ 13,532	[5]	$ 14,540	$ 94	$ 485	$ 9,401	$ 5,896	[6]	$ 12,600	$ 57,127	$ 65,528	$ (172)	$ (5,265)	$ 197	$ 1,692	$ (729)	$ (366)	$ 10,395	$ (391)	$ 104	$ 431	$ 5,896	$ 122,655

[1]	Includes Ps. 1 of Inflation adjustment of treasury stock. See Note 17.
[2]	Related to CNV General Resolution N 609/12.
[3]	Group's other reserves for the year ended June 30, 2018 were as follows:
[4]	Group's other reserves for the year ended June 30, 2019 were as follows:
[5]	Includes Ps. 1 of Inflation adjustment of treasury shares. See Note 17.
[6]	Group's other reserves for the year ended June 30, 2020 were as follows: